Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018	Mar. 25, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 15.4	$ 14.3	$ 15.1